Stock-Based Compensation - Schedule of Restricted Stock Units and Performance Share Units Activity (Detail) - Omnibus Plan [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Nonvested at the beginning of the period (in shares)	1,358
Granted (in shares)	848
Vested (in shares)	(540)
Forfeited (in shares)	(88)
Nonvested at the end of the period (in shares)	1,578	1,358
Nonvested at the beginning of the period (in dollars per share)	$ 18.27
Granted (in dollars per share)	20.28
Vested (in dollars per share)	16.18
Forfeited (in dollars per share)	18.45
Nonvested at the end of the period (in dollars per share)	$ 20.05	$ 18.27
PSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Nonvested at the beginning of the period (in shares)	1,455
Granted (in shares)	1,045
Vested (in shares)	(682)
Nonvested at the end of the period (in shares)	1,818	1,455
Nonvested at the beginning of the period (in dollars per share)	$ 15.14
Granted (in dollars per share)	17.73	$ 18.39	$ 21.01
Vested (in dollars per share)	10.03
Nonvested at the end of the period (in dollars per share)	18.54	15.14
Nonvested at the beginning of period, Weighted Average Target Price (in dollars per share)	20.48
Granted, Weighted Average Target Price (in dollars per share)	25.76
Vested, Weighted Average Target Price (in dollars per share)	13.37
Nonvested at the end of period, Weighted Average Target Price (in dollars per share)	$ 26.18	$ 20.48